LOSS PER SHARE (Details)	6 Months Ended
	Jun. 30, 2021 CNY (¥) ¥ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to ordinary shareholders before change in redeemable noncontrolling interest	¥ (120,550,369)	$ (18,670,875)	¥ 362,696,339
Change in redeemable noncontrolling interest	0	0	(738,246)
Net loss attributable to ordinary shareholders	¥ (120,550,369)	$ (18,670,875)	¥ 361,958,093
Denominator:
Denominator for basic and diluted loss per share - weighted-average shares outstanding	337,171,164	337,171,164	115,876,017
Net (loss) income attributable to holders of ordinary shares per share - Basic and diluted | (per share)	¥ (0.37)	$ (0.06)	¥ 3.12